Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 22, 2017
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Dec. 22, 2017
Document Effective Date	Dec. 22, 2017
Prospectus Date	Dec. 22, 2017
AllianzGI Real Estate Debt Fund | Institutional Class
Prospectus:
Trading Symbol	ARIEX
AllianzGI Real Estate Debt Fund | Class P
Prospectus:
Trading Symbol	AREPX